Shareholder Report, Holdings (Details)	Feb. 28, 2026
PGIM High Yield Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class R | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class R | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM High Yield Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM High Yield Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM High Yield Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
PGIM High Yield Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM High Yield Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM High Yield Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM High Yield Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Short Duration High Yield Income Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
PGIM Short Duration High Yield Income Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM Short Duration High Yield Income Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM Short Duration High Yield Income Fund - Class A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Short Duration High Yield Income Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration High Yield Income Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Short Duration High Yield Income Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
PGIM Short Duration High Yield Income Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM Short Duration High Yield Income Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM Short Duration High Yield Income Fund - Class C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Short Duration High Yield Income Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration High Yield Income Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Short Duration High Yield Income Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
PGIM Short Duration High Yield Income Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM Short Duration High Yield Income Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM Short Duration High Yield Income Fund - Class Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Short Duration High Yield Income Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration High Yield Income Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Short Duration High Yield Income Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
PGIM Short Duration High Yield Income Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM Short Duration High Yield Income Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM Short Duration High Yield Income Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Short Duration High Yield Income Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%